BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

SUPPLEMENT DATED JUNE 21, 2023

TO THE

UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2023

(Flexible Bonus, Retirement Companion, Smart Choice)

The information below supplements your updating summary prospectus for the above-referenced group flexible payment variable annuity contracts issued by Brighthouse Life insurance Company (“we,” or “us”).

Information Change for the Office that Administers Your Contract

Effective July 5, 2023, contact information for the office that administers your contract will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 3, 2023. After this date, requests and elections (including payments and loan repayments) sent to an address other than the specified address provided below, may be returned or there may be a delay in processing requests.

☐	Telephone: (833) 208-3018, Monday – Friday 9:00AM – 7:00PM Eastern Time
☐	Fax: (877) 319-2495
☐	Address:

Rollover Requests (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71601 Philadelphia, PA 19176-1601
Rollover Requests (Non-ERISA plan/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255
Loan Repayments (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71602 Philadelphia, PA 19176-1602
Loan Repayments (Non-ERISA plan)	Brighthouse Life Insurance Company P.O. Box 70248 Philadelphia, PA 19176-0248
Payments/ Contributions (Non-Qualified/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70247 Philadelphia, PA 19176-0247
Payroll Remittance (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71603 Philadelphia, PA 19176-1603
Payroll Remittance (Non-ERISA plan)	Brighthouse Life Insurance Company

FLEX_702_USP (A)

P.O. Box 70246 Philadelphia, PA 19176-0246
All other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 4261 Clinton, IA 52733-4261

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE